Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2024
Stockholders' Equity Note [Abstract]
Summary Of Accumulated Other Comprehensive (Loss) Income
Accumulated Other Comprehensive (Loss) Income

Foreign currency translation adjustment
RMB
Balance as of December 31, 2021	(5,886)
Other comprehensive income	20,896

Balance as of December 31, 2022	15,010
Other comprehensive income	69

Balance as of December 31, 2023	15,079
Other comprehensive income	10,460

Balance as of December 31, 2024	25,539

Balance as of December 31, 2024 (US$)	3,499